Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.0%
Communication Services - 12.3%
128,683	Alphabet, Inc. - Class A*	13,348,287
213,558	Alphabet, Inc. - Class C*	22,210,032
91,329	Meta Platforms, Inc.*	19,356,268
26,514	Netflix, Inc.*	9,160,057
191,307	Pinterest, Inc.*	5,216,942
67,270	T-Mobile US, Inc.*	9,743,387
		79,034,973
Consumer Discretionary - 11.1%
179,168	Amazon.com, Inc.*	18,506,263
7,231	Booking Holdings, Inc.*	19,179,577
75,601	Bright Horizons Family Solutions, Inc.*	5,820,521
148,080	CarMax, Inc.*	9,518,582
41,724	Lowe's Companies, Inc.	8,343,548
128,178	TJX Companies, Inc.	10,044,028
		71,412,519
Consumer Staples - 1.6%
558,760	Nomad Foods, Ltd.*	10,471,162
Energy - 3.5%
314,876	Baker Hughes Co.	9,087,321
439,531	Suncor Energy, Inc.	13,647,438
		22,734,759
Financials - 26.6%
36,675	Ameriprise Financial, Inc.	11,240,888
473,107	Bank of America Corp.	13,530,860
86,537	Berkshire Hathaway, Inc.*	26,720,030
63,313	Blackstone, Inc.	5,561,414
155,076	Charles Schwab Corp.	8,122,881
15,728	First Citizens BancShares, Inc.	15,304,917
75,571	Fiserv, Inc.*	8,541,790
331,539	KKR & Co., Inc.	17,412,428
87,556	MasterCard, Inc.	31,818,726
147,829	Visa, Inc.	33,329,526
		171,583,460
Health Care - 13.8%
39,120	Agilent Technologies, Inc.	5,411,861
26,197	Align Technology, Inc.*	8,753,465
481,489	Avantor, Inc.*	10,178,677
201,057	Edwards Lifesciences Corp.*	16,633,446
33,760	Elevance Health, Inc.	15,523,186
78,890	Merck & Co., Inc.	8,393,107
51,141	UnitedHealth Group, Inc.	24,168,725
		89,062,467
Industrials - 6.7%
60,107	Canadian National Railway Co.	7,090,823
257,424	Carrier Global Corp.	11,777,148
92,297	Otis Worldwide Corp.	7,789,867
94,111	Uber Technologies, Inc.*	2,983,319
34,778	United Rentals, Inc.	13,763,741
		43,404,898
Information Technology - 20.4%
32,057	Accenture PLC	9,162,211
24,510	Adobe, Inc.*	9,445,419
60,541	Analog Devices, Inc.	11,939,896
159,734	Apple, Inc.	26,340,137
31,297	Intuit, Inc.	13,953,141
153,623	Microsoft Corp.	44,289,511
171,889	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,989,115
		131,119,430
Total Common Stocks (Cost $303,190,910)		618,823,668

Real Estate Investment Trusts - 1.2%
30,137	SBA Communications Corp.	7,867,866
Total Real Estate Investment Trusts (Cost $4,999,032)		7,867,866

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
17,425,893	First American Government Obligations Fund - Class Z, 4.61%#	17,425,893
Total Short-Term Investments (Cost $17,425,893)		17,425,893
Total Investments - 99.9% (Cost $325,615,835)		644,117,427
Other Assets in Excess of Liabilities - 0.1%		523,842
NET ASSETS - 100.0%		$644,641,269

* Non-income producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.